RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,	December 31,
	2014	2013	2012

Consulting fees paid or accrued to officers or their companies	$472,649	$458,976	$371,340
Directors' fees	18,845	18,535	34,002

Stock option grants to officers and directors	108,000	—	682,000
Stock option grant price range	CAD$0.50	$—	CAD$0.85